Income Taxes - Changes in Deferred Tax Assets and Deferred Tax Liabilities Recognized as Income Tax Expense in the Consolidated Statements of Income (Parenthetical) (Detail) ¥ in Millions	12 Months Ended
Mar. 31, 2022 JPY (¥)
Changes in deferred tax liability (asset) [abstract]
Income tax expenses recognized due to decrease of deferred tax assets arising from accrued expenses	¥ 27,321